                                                             JOHN M. RICHARDS
                                                     ASSISTANT GENERAL COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128


                                        September 8, 2016


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   General American Separate Account Twenty-Eight
           File No. 811-07248

Commissioners:

The Semi-Annual Reports dated June 30, 2016, of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                         Sincerely,


                                         /s/ John M. Richards
                                         -----------------------------------
                                         John M. Richards
                                         Assistant General Counsel
                                         Metropolitan Life Insurance Company